Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 21	$ 20
Provision for credit losses	10	(3)
Exchange rate changes/other		(1)
Balance at end of period	31	16
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,088	2,976
Provision for credit losses	516	334
Net write-offs	(303)	(250)
Exchange rate changes/other	(28)	(65)
Balance at end of period	3,273	2,995
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,912	2,749
Balance at end of period	3,061	2,776
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	154	207
Balance at end of period	180	202
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	21	20
Balance at end of period	31	16
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1
Balance at end of period	1	1
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	382	378
Provision for credit losses	33	13
Net write-offs	(4)	(13)
Exchange rate changes/other	(2)	(15)
Balance at end of period	409	363
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	895	826
Provision for credit losses	123	145
Net write-offs	(113)	(102)
Exchange rate changes/other	(13)	(8)
Balance at end of period	892	861
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	760	693
Provision for credit losses	140	98
Net write-offs	(120)	(110)
Exchange rate changes/other		(1)
Balance at end of period	780	680
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	51	49
Provision for credit losses	6	9
Net write-offs	(5)	(7)
Exchange rate changes/other	(1)	(1)
Balance at end of period	51	50
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	979	1,010
Provision for credit losses	204	72
Net write-offs	(61)	(18)
Exchange rate changes/other	(12)	(39)
Balance at end of period	$ 1,110	$ 1,025